Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement [LineItems]
Shares transferred for exercise option	4,607,772	2,599,183	4,351,775
Treasury shares [member]
Statement [LineItems]
Treasury shares held	22,746,081	27,353,853	23,097,216